[Graphic Omitted}

                                      SIFE
                                      2001
                                  SEMI-ANNUAL
                                     REPORT

SIFE Trust Fund 2001 Semi-Annual Report                                        1
--------------------------------------------------------------------------------

Letter to Investors                                               August 1, 2001

Dear Fellow SIFE Trust Fund Investors:

SIFE Trust Fund produced a positive result for the first half of the year and outperformed the Standard & Poors 500 Index. I am pleased to report that SIFE Trust Fund's average annual total return for Class A-I shares as of June 30, 2001 for one year is 32.21%; for five years is 15.31%, and for ten years is 18.73%, without adjusting for sales charges.

I believe the Fund's good relative performance was a direct result of patiently adhering to our long-standing investment discipline, refined over nearly forty years. Our philosophy focuses on careful analysis and selection of individual companies with outstanding fundamentals and business prospects. By concentrating on fundamentals, we continue to avoid the many temptations that cause others to take imprudent risks in order to attempt to boost performance.

While we cannot predict the future, our progress during this volatile year convinces us that this year SIFE Trust Fund has experienced a genuine silver lining in the proverbial investment clouds.

Speaking of progress, a cornerstone of our business philosophy since 1962 has been to highly value and respect your input and involvement. We strive to be the best at what we do and your satisfaction is the ultimate measure of our success. I will be delighted to hear from you because it helps me to continue to hone our operation and improve our service to you. I personally read every email and letter that you send. I regard your personal thoughts, comments, and feelings about every aspect of SIFE Trust Fund as invaluable.

We appreciate your investment in SIFE Trust Fund. The Fund remains committed to its long-standing investment discipline, investment objectives, and the financial services sector. We look forward to continuing to serve your investment needs.

Sincerely,

/s/ John P. King

President and Chief Executive Officer
*SIFE, The Management Company for the SIFE Trust Fund

                                [Photo Omitted]

                                  John P. King
                                  President &
                            Chief Executive Officer
                                    of SIFE*

2                                        SIFE Trust Fund 2001 Semi-Annual Report
--------------------------------------------------------------------------------

Chief Investment Officer's Discussion of Fund Performance
                                                                  August 1, 2001

For the first six months of the year, financial stocks continued to outperform the broader market. Through June 30, 2001, SIFE Trust Fund outperformed the S&P 500 index by 8.43% and the NASDAQ Composite index by 14.28%. This period of out-performance was mainly attributable to adherence to the time-tested SIFE philosophy of selecting well managed companies within our industry focus, and by maintaining a disciplined and patient approach to investing.

Within the financial services sector, the team's decision to remain focused on bank stocks and under-weighted in brokerage stocks clearly benefited the Fund's performance, as both brokerage trading volumes and investment banking revenues declined abruptly. With the downturn in the economy, brokers experienced significant reductions in revenues and a corresponding decrease in their stock prices.

Year to date, small market capitalization banks generally outperformed mid and large-cap banks. However, over the longer term, we expect our mid to large-cap holdings to again outperform the smaller cap issues because their more diversified revenue stream should be more resilient in a weaker economy. In this environment of decelerating economic activity, the financial services industry potentially faces deteriorating asset quality later this year. Consumer loan losses, while surprisingly immune to the affects of the current downturn, could rise as more recent corporate workforce reductions take effect. Commercial loan losses have already risen with a slowdown noted in many industries including telecommunications, energy, manufacturing, and media. Commercial real estate is also showing some signs of weakness. As always, the SIFE portfolio team closely monitors loan loss reserve provisions as a key measure of investment quality.

The recent interest rate reductions by the Federal Reserve Board (with perhaps more to come), benefit interest income to banks and provide cash flow relief to borrowers as the rate cuts reduce their borrowing cost. During a period of interest-rate reductions, institutions whose costs of deposits and borrowed funds fall faster than their loan revenues should enjoy marginally wider rate spreads and an acceleration of net interest income.

Financial institutions deriving a greater proportion of revenues from traditional bank activities should gain the greatest benefit from interest rate cuts. However, it generally takes a number of months for interest-rate cuts to stimulate faster economic activity. Thus the benefit of interest rate reductions may be tempered by a continued deceleration in economic activity in the U.S., resulting in softer demand for fee-income generating bank services and loans. Regardless of how this economic scenario may unfold, we are well prepared and we will continue to patiently and confidently follow our long-term investment philosophy and discipline.

Unless otherwise noted, SIFE Trust Fund's performance results are for Class A-1 shares and do not include sales charges, which range from 5% to 0% of dollars invested. All totals include reinvestment of dividends and capital gains. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's performance data quoted represents past performance and is not indicative of future results, nor does it reflect the effect of any market volatility that may have occurred since the date of the information. As a result either recent or future returns may be substantially more or less than those shown. The Fund performance is affected by many factors including: general changes in the levels of equity prices and interest rates, the Management Company's selection of specific securities for the portfolio, the Fund's expense ratio, and others. The Fund concentrates its investments primarily in the financial service sector. Because sector funds are narrowly focused, they typically exhibit higher volatility.

The Standard and Poor's 500 Index is an unmanaged value-weighted price index composed of 500 large-capitalized U.S. stocks and is regarded as a broad based benchmark for market conditions.

The NASDAQ stock market composite index tracks performance of stocks traded through its electronic system.

This report is for the information of shareholders of SIFE Trust Fund, but it may also be used as sales literature when preceded or accompanied by the current Fund's prospectus, which gives details about sales charges, investment objectives and operating policies of the Fund. Please refer to the prospectus for a more complete description of the risks. For a free prospectus call (800) 231-0356. SIFE Inc. is the distributor of SIFE Trust Fund. An investor should read the prospectus carefully before investing. Summary results are documented in the current Statement of Additional Information.

                                [Photo Omitted}

                                   Mike Stead
                               Portfolio Manager
                                    and CIO

                                [Photo Omitted}

                                  Scott Edgar
                              Director of Research

                                [Photo Omitted}

                                 Laurie Buntain
                                 Analyst/Trader


--------------------------------------------------------------------------------
                     Average Annual Compounded Total Return
                      For the Periods Ended June 30, 2001
--------------------------------------------------------------------------------
            min. load 0%       max. load 5%      S & P 500            NASDAQ
                                                   Index         Composite Index
--------------------------------------------------------------------------------
 6 mos.         1.73%           (3.35)%           (6.70)%            (12.55)%
--------------------------------------------------------------------------------
 1 year        32.21%           25.60%           (14.83)%            (45.52)%
--------------------------------------------------------------------------------
 5 years       15.31%           14.14%            14.48%              12.76%
--------------------------------------------------------------------------------
10 years       18.73%           18.12%            15.10%               N/A
--------------------------------------------------------------------------------

SIFE Trust Fund 2001 Semi-Annual Report                                        3
--------------------------------------------------------------------------------

Statement of Assets and Liabilities

--------------------------------------------------------------------------------
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments in securities, at market (cost $446,706,785) ....................  $     780,300,192
   Cash ........................................................................          1,620,916
   Receivables for:
      Dividends  ...............................................................          1,557,512
      Fund shares sold..........................................................            217,232
      Investment securities sold ...............................................            114,926
      Interest .................................................................              8,221
                                                                                  -----------------
                Total assets ...................................................        783,818,999
                                                                                  -----------------


Liabilities:
   Open call and put options, at market (premiums received, $190,493) ..........             92,500
   Payables for:
      SIFE (the "Management Company") ..........................................            851,744
      Fund shares repurchased ..................................................            157,928
              Total liabilities ................................................          1,102,172
                                                                                  -----------------

      Net assets ...............................................................  $     782,716,827
                                                                                  =================

Class A-I:
   Net asset value per share
      ($623,834,315/106,205,153 shares outstanding) ............................  $            5.87
                                                                                  =================

   Maximum offering price per share (100/95 of $5.87) ..........................  $            6.18
                                                                                  =================

Class A-II:
   Net asset value per share
      ($129,931,630/22,083,931 shares outstanding) .............................  $            5.88
                                                                                  =================

   Maximum offering price per share (100/95 of $5.88) ..........................  $            6.19
                                                                                  =================

Class B:
   Net asset value and offering price per share
      ($26,715,171/4,555,639 shares outstanding) ...............................  $            5.86
                                                                                  =================

Class C:
   Net asset value per share
      ($2,235,711/382,044 shares outstanding) ..................................  $            5.85
                                                                                  =================

   Maximum offering price per share (100/99 of $5.85) ..........................  $            5.91
                                                                                  =================

                                               See Notes To Financial Statements

4                                        SIFE Trust Fund 2001 Semi-Annual Report
--------------------------------------------------------------------------------

Investment Portfolio

----------------------------------------------------------------------------------------------------------------
June 30, 2001 (unaudited)                                                   Number of Shares       Market Value
----------------------------------------------------------------------------------------------------------------
Common Stocks: 94.7%
   Financial Institutions: 85.8%
       Affiliated Managers Group, Inc.* .....................................      60,000       $      3,690,000
       American Express Company .............................................     150,000              5,820,000
       AmSouth Bancorporation ...............................................     450,950              8,338,066
       Bank of New York Company, Inc. .......................................     447,400             21,475,200
       BB&T Corporation .....................................................     400,096             14,683,523
       Charter One Financial, Inc. ..........................................     804,373             25,659,499
       Citigroup Inc. .......................................................     549,999             29,061,947
       City National Corporation ............................................     360,000             15,944,400
       Comerica Incorporated ................................................     581,990             33,522,624
       Community First Bankshares, Inc. .....................................     338,024              7,774,552
       Compass Bancshares, Inc. .............................................     452,400             11,988,600
       Conseco, Inc.* .......................................................      80,000              1,092,000
       Cullen/Frost Bankers, Inc. ...........................................     383,300             12,974,705
       Federal Home Loan Mortgage Corporation ...............................     133,300              9,331,000
       Federal National Mortgage Association ................................     300,000             25,545,000
       Fifth Third Bancorp ..................................................     248,250             14,907,412
       First Tennessee National Corporation .................................     600,000             20,826,000
       FleetBoston Financial Corp. ..........................................   1,142,200             45,059,790
       Independent Bank Corp. ...............................................     530,000             10,462,200
       J P Morgan Chase and Co. .............................................     700,000             31,220,000
       M&T Bank Corporation .................................................     391,000             29,520,500
       MBNA Corporation .....................................................      97,500              3,212,625
       Mellon Financial Corporation .........................................     700,000             32,200,000
       Mercantile Bankshares Corporation ....................................      50,000              1,956,500
       National City Corporation ............................................     250,000              7,695,000
       National Commerce Financial Corporation ..............................      50,000              1,218,500
       Northern Trust Corporation ...........................................     136,800              8,550,000
       North Fork Bancorporation, Inc. ......................................     779,232             24,156,192
       Pacific Century Financial Corporation ................................      38,600                995,494
       PNC Financial Services Group, Inc. ...................................     380,000             25,000,200
       Regions Financial Corporation ........................................      70,000              2,240,000

See Notes To Financial Statements

SIFE Trust Fund 2001 Semi-Annual Report                                        5
--------------------------------------------------------------------------------

Investment Portfolio

----------------------------------------------------------------------------------------------------------------
June 30, 2001 (unaudited)                                                   Number of Shares       Market Value
----------------------------------------------------------------------------------------------------------------

Common Stocks, continued
   Financial Institutions, continued
       SouthTrust Corporation ...............................................     130,000      $       3,380,000
       Southwest Bancorporation of Texas, Inc.* .............................      50,000              1,510,500
       Sovereign Bancorp, Inc. ..............................................     500,000              6,500,000
       State Street Corporation .............................................     242,800             12,016,172
       Sterling Bancshares, Inc. ............................................     100,000              1,918,000
       Summit Bancshares, Inc. ..............................................     290,000              5,457,800
       SunTrust Banks, Inc. .................................................     410,700             26,605,146
       TCF Financial Corporation ............................................     181,200              8,391,372
       Umpqua Holdings Corporation ..........................................      30,000                384,300
       U.S. Bancorp .........................................................   1,400,000             31,906,000
       Wachovia Corporation .................................................     300,000             21,345,000
       Washington Mutual, Inc. ..............................................     350,000             13,142,500
       Wells Fargo & Company ................................................     680,000             31,572,400
       Westamerica Bancorporation ...........................................     300,000             11,775,000
       Zions Bancorporation .................................................     165,300              9,752,700
                                                                                               -----------------
                                                                                                     671,778,419
                                                                                               -----------------
Brokerages: 6.9%
       A.G. Edwards, Inc. ...................................................     260,000             11,700,000
       Alliance Capital Management Holding L.P. .............................     192,400             10,208,744
       Legg Mason, Inc. .....................................................      66,000              3,284,160
       Lehman Brothers Holdings, Inc. .......................................     130,000             10,107,500
       Merrill Lynch & Co., Inc. ............................................      91,600              5,427,300
       Morgan Stanley Dean Witter & Co. .....................................      41,400              2,659,122
       The Bears Stearns Companies Inc. .....................................      85,100              5,018,347
       The Charles Schwab Corporation .......................................     340,000              5,202,000
                                                                                               -----------------
                                                                                                      53,607,173
                                                                                               -----------------
Insurance: 1.7%
       American International Group, Inc.....................................     150,000             12,900,000
       Metlife, Inc. ........................................................      20,000                619,600
                                                                                               -----------------
                                                                                                      13,519,600
                                                                                               -----------------
Miscellaneous: 0.3%
       Ingersoll-Rand Company ...............................................      50,000              2,060,000

                                                                                               -----------------
Total Common Stocks (cost $407,371,785) .....................................                        740,965,192
                                                                                               -----------------

                                               See Notes To Financial Statements

6                                        SIFE Trust Fund 2001 Semi-Annual Report
--------------------------------------------------------------------------------

Investment Portfolio

----------------------------------------------------------------------------------------------------------------
June 30, 2001 (unaudited)                                                                          Market Value
----------------------------------------------------------------------------------------------------------------


Short term investments: 5%
                                                                                 Principal
Repurchase agreements: 3.5%                                                        Amount
                                                                                 ---------

       State Street Bank and Trust Company, 2.75%, due 07/02/2001
         Collateral: U.S. government obligations, market value of $28,010,386    $27,460,000   $      27,460,000

Money Market Funds: 1.5%
       SSGA Money Market Fund                                                     11,875,000          11,875,000

                                                                                -----------------------------------
Total Short Term Investments (cost $39,335,000) .............................    $39,335,000          39,335,000
                                                                                -----------------------------------

Total Investments (cost $446,706,785): 99.7% ................................                        780,300,192
Covered Call and Put Options Written at Market Values 0%
           (premiums received $190,493) .....................................                            (92,500)
Other Assets and Liabilities, net: 0.3% .....................................                          2,509,135
                                                                                               --------------------

Net Assets: 100.0% ..........................................................                  $     782,716,827
                                                                                               ====================

                                                           Expiration    Strike     No. of            Market
                                                              Date        Price    Contracts          Value
-------------------------------------------------------------------------------------------------------------------
Open Call Options At June 30, 2001
       Financial Institutions:
         The Charles Schwab Corporation ..................     July-01     20        1,000     $         (5,000)
                                                                                               --------------------

Total Call Options (premiums received $73,997) ..............................                            (5,000)
                                                                                               --------------------

Open Put Options At June 30, 2001
       Financial Institutions:
         Citigroup Inc. ..................................   August-01     45        1,000              (35,000)
         Wells Fargo & Company ...........................   August-01     40        1,000              (30,000)
                                                                                               --------------------
                                                                                                        (65,000)
       Brokerages:
         Lehman Brothers Holdings, Inc. ..................   August-01     60         500               (17,500)

       Miscellaneous:
         Nextcard Inc.* ..................................   August-01     7.5        500                (5,000)

                                                                                               --------------------
Total Put Options (premiums received $116,496) ..............................                           (87,500)
                                                                                               --------------------
Total Call and Put Options Written (premiums received $190,493) .............                  $        (92,500)
                                                                                               ====================

*Non-income producing security

See Notes To Financial Statements

SIFE Trust Fund 2001 Semi-Annual Report                                        7
--------------------------------------------------------------------------------

Statement of Operations

----------------------------------------------------------------------------------------------------------------
For the Six-Month Period Ended June 30, 2001 (unaudited)
----------------------------------------------------------------------------------------------------------------


Investment income:
   Income:
       Dividends  ...................................        $         8,570,865
       Interest .....................................                    748,745
                                                             -------------------

           Total investment income  .................                                       $          9,319,610
                                                                                            --------------------

   Expenses:
       Management fees ..............................                  4,780,573
       Service and distribution expenses
         Class A-II .................................                    158,083
         Class B ....................................                    128,840
         Class C ....................................                     10,615
                                                             -------------------

           Total expenses ...........................                                                  5,078,111
                                                                                            --------------------

           Net investment income ....................                                                  4,241,499


Realized and unrealized gain/(loss) on investments:
       Net realized gain ............................                 24,606,877
       Net gain on expiration of option contracts ...                    371,454
                                                             -------------------
                                                                      24,978,331
       Net decrease in unrealized appreciation
              of investments during the period ......                (17,272,729)
                                                             -------------------


           Net gain on investments ..................                                                  7,705,602
                                                                                            --------------------

 Net increase in net assets resulting from operations                                       $         11,947,101
                                                                                            ====================

                                               See Notes To Financial Statements

8                                        SIFE Trust Fund 2001 Semi-Annual Report
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------
For the Six-Month Period Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000
----------------------------------------------------------------------------------------------------------------

                                                                             June 30, 2001     December 31, 2000
   Operations:

       Net investment income  .........................................   $      4,241,499      $     10,724,170
       Net realized gain from investment transactions  ................         24,978,331            49,273,792
       Net (decrease)/increase in unrealized appreciation of investments       (17,272,729)           72,460,390
                                                                          ---------------------------------------
              Net increase in net assets resulting from operations ....         11,947,101           132,458,352

   Distributions paid to investors:
       From net investment income:
         Class A-I ....................................................         (3,253,420)           (9,236,270)
         Class A-II ...................................................           (539,999)           (1,346,400)
         Class B ......................................................            (31,500)             (128,843)
         Class C ......................................................             (2,280)              (11,715)
       From net realized gain on investments:
         Class A-I ....................................................                  -           (38,979,930)
         Class A-II ...................................................                  -            (7,772,090)
         Class B ......................................................                  -            (1,609,754)
         Class C ......................................................                  -              (128,096)
                                                                          ---------------------------------------
              Total distributions .....................................         (3,827,199)          (59,213,098)

   Capital share transactions:
       Increase from capital shares sold and reinvested ...............         136,287,298          328,750,347
       Decrease from capital shares repurchased .......................       (171,007,627)         (489,664,855)
                                                                          ---------------------------------------
              Net decrease from capital share transactions ............        (34,720,329)         (160,914,508)

              Total decrease in net assets ............................        (26,600,427)          (87,669,254)


Net assets:
       Beginning of period.............................................        809,317,254           896,986,508
                                                                          ---------------------------------------
       End of period...................................................   $    782,716,827      $    809,317,254
                                                                          =======================================

Net assets consist of:

       Shares of beneficial interests .................................   $    418,981,595      $    453,701,924
       Undistributed net investment income ............................            456,231                41,931
       Undistributed net realized gain on sale of
             investment securities and option contracts ...............         29,587,601             4,609,270
       Unrealized appreciation of investment securities ...............        333,691,400           350,964,129
                                                                          ---------------------------------------
                                                                          $    782,716,827      $    809,317,254
                                                                          =======================================

See Notes To Financial Statements

SIFE Trust Fund 2001 Semi-Annual Report                                        9
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)

Note 1.

Significant Accounting Policies

SIFE Trust Fund (the "Trust Fund") is an open-end diversified management investment company offering its shares on a continuous basis to the public. The Trust Fund was organized as a business trust under the laws of the State of Delaware on February 28, 1997. The Trust Fund is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960 which had operated as a mutual fund since July 2, 1962. The Trust Fund is registered under the Investment Company Act of 1940, (the "1940 Act") as amended.

The Trust Fund offers four classes of shares: Class A-I, Class A-II, Class B and Class C. Class A-I shares are available for purchase only by (i) a Trust Fund account which was established on or prior to April 30, 1996; (ii) directors, employees and registered representatives of SIFE Inc. (the "Management Company") and the Trust Fund, and their immediate family members; and (iii) broker/dealers and certain other institutional purchasers. The offering of Class A-II shares began May 1, 1996 and the offering of Class B and C shares began May 1, 1997. Realized and unrealized gains or losses and investment income, net of management fees, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Each class of shares differs in its respective distribution expenses and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Trust Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP") for registered investment companies.

Portfolio valuation:

Portfolio securities which are listed on a national stock exchange are valued at the closing price on the stock exchange on which they are primarily traded. If there has been no daily trading in a listed security, that security is valued at the last available closing price. Securities which are traded over-the-counter and for which closing prices are readily available (such as NASDAQ) are valued at the closing price. Other securities which are traded over-the-counter but for which closing prices are not readily available are valued at the closing bid price. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value. Temporary investments in repurchase agreements are valued at cost.

Security transactions and related investment income:

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are recorded on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Distributions to shareholders:

Distributions paid to shareholders are recorded on the ex-distribution date. Net investment income is distributed proportionately to each shareholder's account as of the last business day in February, May, August and December. Realized gains, net of losses, from securities held for more than one year are normally distributed annually as of the last business day in November. Realized gains, net of losses, from securities held for less than one year are normally distributed annually as of the last business day in December.

Federal income taxes:

The Trust Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies by, among other things distributing substantially all of its taxable earnings to its shareholders. Therefore, no federal income tax provision is required.

Use of estimates:

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Covered call and put options:

The Trust Fund may write covered call options on securities held by the Trust Fund for non-speculative or hedging purposes, may write covered put options on securities for the same purposes, and may enter into closing purchase transactions with respect to such options. Options written by the Trust Fund normally will have expiration dates between three and nine months from the date written.

All call and put options written by the Trust Fund must be "covered." A call option will be considered covered if the Trust Fund, so long as it remains obligated as a writer, owns the securities underlying the options. A put option will be covered if the Trust Fund, so long as it remains obligated as a writer, maintains in a segregated account held by State Street Bank and Trust Company ("State Street Bank") as custodian of the Trust Fund, cash, U.S. Treasury Bills or high-grade short-term debt securities in an amount equal to or greater than the exercise price of the put option.

The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. When the Trust Fund writes an option, an amount equal to the premium received by the Trust Fund is recorded as an asset and equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price or in the absence of a sale, the last bid price on that day. If a written option expires on the stipulated expiration date or if the Trust Fund enters into a closing purchase transaction,

10                                       SIFE Trust Fund 2001 Semi-Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)

the Trust Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Trust Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost basis of the underlying security is reduced by the premium originally received.

Repurchase agreements:

The Trust Fund may invest in repurchase agreements secured by U.S. government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Trust Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements are intended to ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings and other uncertainties and expenses.

Note 2.

Affiliated Party Transactions - Agreements with
SIFE Inc. (the "Management Company")

The Management Company is the investment advisor, administrator, transfer agent, and underwriter for the Trust Fund and has acted in such capacities since the formation of the Trust Fund. State Street Bank serves as custodian, sub-transfer agent and service provider to existing Trust Fund investors.

Transfer agency agreement and administrative services agreement:

Pursuant to a transfer agency agreement, the Management Company acts as the Trust Fund's transfer agent, as well as provides fund accounting services. Effective March 24,1997 the Management Company, in turn, engaged State Street Bank to provide certain transfer agency functions for the Trust Fund. All expenses related to the operation of the Trust Fund are the responsibility of the Management Company (see "Investment Advisory Agreement" below).

Investment advisory agreement:

The Trust  Fund has  entered  into an  investment  advisory  agreement  with the
Management Company. Under the terms of the current investment advisory agreement, the Management Company provides investment advice, a broad range of administrative, regulatory and other services for the Trust Fund and the investors, and receives an all-inclusive management fee of 1.25% of the Trust Fund's average daily net assets, per annum. During the six-month period ended June 30, 2001, management fees incurred by the Trust Fund totaled $4,780,573.

Distribution plan and underwriting agreement:

Pursuant to Rule 12b-1 under the 1940 Act, the Trust Fund's Board of Trustees has adopted separate distribution plans with respect to the Trust Fund's Class A-II, Class B and Class C shares, pursuant to which the Trust Fund reimburses the Management Company for a portion of its shareholder servicing and distribution expenses.

Under the Class A-II Plan, the Trust Fund may pay the Management Company a distribution fee at the annualized rate of 0.25% of the average daily net assets of the Trust Fund's Class A-II shares for expenditures incurred by the Management Company in providing services as principal underwriter to the Trust Fund for such shares. Under each of the Class B and Class C Plans, the Trust Fund may pay the Management Company a distribution fee at the annualized rate of 0.75% of the average daily net assets of the Trust Fund's Class B and Class C shares for its expenditures incurred in providing services as principal underwriter for such shares, and may pay the Management Company a service fee at the annualized rate of 0.25% of the average daily net assets of the Trust Fund's Class B and Class C shares, for the Management Company's expenditures incurred in servicing and maintaining shareholder accounts.

In its capacity as principal underwriter for the Trust Fund, the Management Company receives commissions of 2.5% to 5.0% on sales of the Trust Fund's Class A-I and Class A-II shares. No sales charge is assessed on purchases of $1,000,000 or more, purchases by directors, trustees, employees and registered representatives of the Management Company and the Trust Fund, and their immediate family members, as well as broker-dealers and certain other institutional purchasers.

Class B shares are offered at net asset value per share, without the imposition of a sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5.0% if redeemed within six years of purchase. Class B shares automatically convert into Class A-II shares, based on relative net asset values, on the sixth anniversary of their purchase. The Management Company will pay to the selling dealer, out of its own resources, a sales commission of 4.0% of the Class B shares purchased.

Class C shares are subject to an initial sales charge of 1%. Any shares redeemed prior to one year following the initial purchase are subject to a 1% CDSC.

Commissions are deducted from the gross proceeds received from the sale of investment shares, and as such are not expenses of the Trust Fund.

Commissions retained by the Management Company totaled $6,571 for the six-month period ended June 30, 2001.

Certain officers and directors of the Trust Fund are also officers and directors of the Management Company. On June 30, 2001 the Management Company owned 538,691 Class A-I shares of the Trust Fund.

SIFE Trust Fund 2001 Semi-Annual Report                                       11
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)

Note 3.

Unrealized Appreciation of Investments

On June 30, 2001, the net unrealized appreciation for all securities was as follows:

Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost.....   $337,877,344

Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value.....     (4,185,944)
                                                              ------------

Net unrealized appreciation................................   $333,691,400
                                                              ============

The tax cost basis used in the above calculation is the same as that used for financial statement purposes.

Note 4.

Capital Share Transactions

The following is a summary of share transactions for the six-month period ended June 30, 2001 and the year ended December 31, 2000.

                                                           2001                               2000
-------------------------------------------------------------------------------------------------------------------

Class A-I                                          Shares          Amount           Shares              Amount
---------                                          ------          ------           ------              ------

Shares sold...............................        790,119        $4,465,854        3,134,034         $16,098,501

Shares issued in connection with
  reinvestment of distributions...........        490,755         2,829,019        8,199,223          43,136,227
                                               --------------------------------------------------------------------
                                                1,280,874         7,294,873       11,333,257          59,234,728

Shares repurchased........................     (6,310,602)      (36,013,880)     (48,955,000)       (243,623,977)
                                               --------------------------------------------------------------------

Net decrease..............................     (5,029,728)     $(28,719,007)     (37,621,743)      $(184,389,249)
                                               ====================================================================

                                                           2001                               2000
-------------------------------------------------------------------------------------------------------------------

Class A-II                                       Shares          Amount           Shares              Amount
----------                                       ------          ------           ------              ------


Shares sold...............................     22,461,338      $127,629,532      50,065,574        $257,584,802

Shares issued in connection with
  reinvestment of distributions...........         86,573           499,561       1,598,576           8,321,650
                                              ---------------------------------------------------------------------
                                               22,547,911       128,129,093      51,664,150         265,906,452

Shares repurchased........................    (23,594,481)     (133,663,748)    (45,257,360)       (234,507,552)
                                              ---------------------------------------------------------------------

Net (decrease)/increase...................     (1,046,570)      $(5,534,655)      6,406,790         $31,398,900
                                              =====================================================================

                                                           2001                               2000
-------------------------------------------------------------------------------------------------------------------

Class B                                          Shares          Amount           Shares              Amount
-------                                          ------          ------           ------              ------


Shares sold...............................      118,410         $672,466        312,081            $1,573,399

Shares issued in connection with
  reinvestment of distributions...........        5,164           29,627        308,660             1,614,176
                                              ---------------------------------------------------------------------
                                                123,574          702,093        620,741             3,187,575

Shares repurchased........................     (216,614)      (1,234,658)    (1,968,701)           (9,880,608)
                                              ---------------------------------------------------------------------

Net decrease..............................      (93,040)       $(532,565)    (1,347,960)          $(6,693,033)
                                              =====================================================================

                                                           2001                               2000
-------------------------------------------------------------------------------------------------------------------

Class C                                          Shares          Amount           Shares              Amount
-------                                          ------          ------           ------              ------


Shares sold...............................     28,692          $159,127          58,146             $293,096

Shares issued in connection with
  reinvestment of distributions...........        368             2,112          24,692              128,496
                                              ---------------------------------------------------------------------
                                               29,060           161,239          82,838              421,592

Shares repurchased........................    (16,575)          (95,341)       (328,483)          (1,652,718)
                                              ---------------------------------------------------------------------

Net increase/(decrease)...................     12,485           $65,898        (245,645)         $(1,231,126)
                                              =====================================================================


Note 5.

Purchases and Sales of Securities

Purchases and sales of investment securities were $59,666,982 and $87,439,365, respectively for the six-month period ended June 30, 2001.

Note 6.

Concentration of Credit Risk

On June 30, 2001 approximately $671,778,419 (85.8% of net assets) of the Trust Fund's investments were in equities of financial institutions.

Note 7.

Financial Instruments

The Trust Fund may trade in financial instruments with off-balance sheet risk during the normal course of investing activities to assist in managing exposure to various market risks. These financial instruments include written covered call and put options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. As of June 30, 2001 The Charles Schwab Corporation securities valued at $2,000,000, and $11,875,000 invested in an SSGA money market account were segregated by State Street Bank in connection with covered call and put options written by the Trust Fund.

12                                       SIFE Trust Fund 2001 Semi-Annual Report
--------------------------------------------------------------------------------

Financial Highlights (unaudited)

                                                                   Class A-I                        Class A-II
                                                  -------------------------------------------------------------------------------
For the Six-Month Period Ended June 30              2001  2000+    1999+   1998+   1997+     2001   2000+ 1999+     1998+   1997+
---------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
     (For one share outstanding throughout
       each period):
   Net asset value, beginning of period .........  $5.80   $5.21   $6.26   $6.45   $4.86    $5.82   $5.21   $6.26   $6.46   $4.86
                                                  -------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income ......................   0.03    0.08    0.07    0.07    0.08     0.03    0.06    0.05    0.05    0.07
     Net realized and unrealized ................
       gain (loss) on investments ...............   0.07    0.96   (0.56)   0.24    2.07     0.05    0.98   (0.56)   0.23    2.07
                                                  -------------------------------------------------------------------------------
         Total from investment operations .......   0.10    1.04   (0.49)   0.31    2.15     0.08    1.04   (0.51)   0.28    2.14
                                                  -------------------------------------------------------------------------------
   Less distributions to investors:
     Distributions from net investment income ...  (0.03)  (0.08)  (0.07)  (0.07)  (0.08)   (0.02)  (0.06)  (0.05)  (0.05)  (0.06)
     Distributions from capital gains ...........      -   (0.37)  (0.49)  (0.43)  (0.48)       -   (0.37)  (0.49)  (0.43)  (0.48)
                                                  -------------------------------------------------------------------------------
         Total distributions ....................  (0.03)  (0.45)  (0.56)  (0.50)  (0.56)   (0.02)  (0.43)  (0.54)  (0.48)  (0.54)
                                                  -------------------------------------------------------------------------------
   Net asset value, end of period ...............  $5.87   $5.80   $5.21   $6.26   $6.45    $5.88   $5.82   $5.21   $6.26   $6.46
                                                  ===============================================================================

Total Return**...................................    1.7%   21.0%  (8.5%)    5.1%   44.8%     1.6%   21.0%   (8.7%)   4.7%   44.6%
                                                  ===============================================================================
Ratios and Supplemental Data

   Net assets, end of period (in millions) ......    $624   $646    $775  $1,015  $1,049     $130    $135     $87    $117     $85
                                                  ===============================================================================
   Ratios to average net assets:
       Expenses .................................   1.25%   1.25%   1.25%   1.25%   1.25%    1.50%   1.50%   1.50%   1.50%   1.50%
                                                  ===============================================================================
       Net investment income ....................   1.17%   1.48%   1.07%   1.04%   1.38%    0.92%   1.20%   0.81%   0.79%   1.11%
                                                  ===============================================================================
   Portfolio turnover rate ......................   15.3%   16.0%   25.0%   31.0%   63.0%    15.3%   16.0%   25.0%   31.0%   63.0%
                                                  ===============================================================================

                                                            Class B                          Class C
                                                  -------------------------------------------------------------------------------
For the Six-Month Period Ended June 30              2001   2000+   1999+   1998+    1997*    2001   2000+   1999+   1998+   1997*
                                                  -------------------------------------------------------------------------------
Selected Per Share Data
     (For one share outstanding throughout
        each period):
   Net asset value, beginning of period .........  $5.80   $5.21   $6.26   $6.45   $5.41    $5.79   $5.20   $6.24   $6.46   $5.41
                                                  -------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income ......................   0.01    0.03       -       -    0.01     0.01    0.02       -       -    0.01
     Net realized and unrealized ................
       gain (loss) on investments ...............   0.06    0.96   (0.56)   0.24    1.53     0.06    0.96   (0.55)   0.21    1.54
                                                  -------------------------------------------------------------------------------
         Total from investment operations .......   0.07    0.99   (0.56)   0.24    1.54     0.07    0.98   (0.55)   0.21    1.55
                                                  -------------------------------------------------------------------------------
   Less distributions to investors:
     Distributions from net investment income ...  (0.01)  (0.03)      -       -   (0.02)   (0.01)  (0.02)      -       -   (0.02)
     Distributions from capital gains ...........     -    (0.37)  (0.49)  (0.43)  (0.48)       -   (0.37)  (0.49)  (0.43)  (0.48)
                                                  -------------------------------------------------------------------------------
         Total distributions ....................  (0.01)  (0.40)  (0.49)  (0.43)  (0.50)   (0.01)  (0.39)  (0.49)  (0.43)  (0.50)
                                                  -------------------------------------------------------------------------------
   Net asset value, end of period ...............  $5.86   $5.80   $5.21$   6.26   $6.45    $5.85   $5.79   $5.20   $6.24   $6.46
                                                  ===============================================================================
Total Return**...................................    1.2%   19.8%   (9.4%)   4.1%   28.9%     1.1%   19.8%   (9.3%)   3.6%   29.1%
                                                  ===============================================================================
Ratios and Supplemental Data
   Net assets, end of period (in millions) ......  $  27     $27     $31     $39     $16       $2      $2      $3      $4      $1
                                                  ===============================================================================
   Ratios to average net assets:
       Expenses .................................   2.25%   2.25%   2.25%   2.25%   2.22%    2.25%   2.25%   2.25%   2.25%   2.25%
                                                  ===============================================================================
       Net investment income ....................   0.18%   0.50%   0.06%   0.00%   0.30%    0.19%   0.50%   0.06%   0.00%   0.30%
                                                  ===============================================================================
   Portfolio turnover rate ......................   15.3%   16.0%   25.0%   31.0%   63.0%    15.3%   16.0%   25.0%   31.0%   63.0%
                                                  ===============================================================================

    *    For the period May 1, 1997 (commencement of operations) to December 31, 1997.
    **   Sales loads are not reflected in total return.
    +    For the years ended December 31

See Notes To Financial Statements

SIFE Trust Fund 2001 Semi-Annual Report                                       13
--------------------------------------------------------------------------------


SIFE Trust Fund Performance (unaudited)
-------------------------------------------------
                            (as of June 30, 2001)

Average Annual Compounded Total Return
--------------------------------------
years  min load 0%     max load 5%  S&P 500 Index
-------------------------------------------------
1        32.21%          25.60%       (14.83)%
-------------------------------------------------
5        15.31%          14.14%        14.83%
-------------------------------------------------
10       18.73%          18.12%        15.10%
-------------------------------------------------



 SIFE Trust Fund's
 Investment Portfolio (unaudited)
 ---------------------------------------------------------------
                                           (as of June 30, 2001)

                         [Graphic Omitted]



 Financial institutions 85.8% ( )           Insurance 1.7%  ( )
              Brokerage  6.9% ( )  Money Market Funds 1.5%  ( )
 Financial institutions 85.8% ( )           Insurance 0.3%  ( )



                  Comparison to the S&P 500 Index (unaudited)
                   ------------------------------------------
                                        (as of June 30, 2001)


                                [Graphic Omitted]



The above graph represents a hypothetical illustration comparing a $9,500 investment made in SIFE Trust Fund on June 30, 1991 ($9,500 represents a $10,000 investment with the maximum sales charge deducted) to a $10,000 investment made in the Standard & Poor's 500 ("S&P 500") Composite Price Index and includes reinvestments of dividends and capital gains. The S&P 500 Index is an unmanaged value-weighted price index composed of 500 large capitalized U.S. stocks and is regarded as a broad based benchmark for market conditions.

The above chart represents a hypothetical illustration comparing a $9,500 investment and a $10,000 investment made in SIFE Trust Fund on June 30, 1991 to a $10,000 investment made in the S&P 500 Composite Price Index.

Please be aware that the return information in the chart and graph for SIFE Trust Fund includes operating expenses (such as management fees) that reduce returns, while the return for the S&P 500 Composite Price Index does not.

Performance data quoted represents past performance and does not predict future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. The investment environment and market conditions for the period may be markebly different in the future and investment returns will fluctuate in value. Data is quoted for Class A-I only (performance for other classes will vary due to differences in fee structures) and does not reflect the effect of any market volatility that has occurred since the date of the information. As a result, returns after the date of this report may be substantially more or less than those shown.

SIFE Trust Fund is a sector fund and as such may exhibit higher volatility than the overall stock market. Please refer to the prospectus for a complete disclosure of the risks associated with the financial services sector, as well as the expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before investing in any fund. For a free copy of the Fund's prospectus, please call (800) 231-0356.

14                                       SIFE Trust Fund 2001 Semi-Annual Report
--------------------------------------------------------------------------------

SIFE Trust Fund's Top Ten Holdings  (as a percentage of net assets)  (as of June 30, 2001)
------------------------------------------------------------------------------------------
FleetBoston Financial Corp.      5.8%           JP Morgan Chase and Co.        4.0%
------------------------------------------------------------------------------------------
Comerica Incorporated            4.3%           M&T Bank Corporation           3.8%
------------------------------------------------------------------------------------------
Mellon Financial Corporation     4.1%           Citigroup Inc.                 3.7%
------------------------------------------------------------------------------------------
U.S. Bancorp                     4.1%           SunTrust Banks, Inc.           3.4%
------------------------------------------------------------------------------------------
Wells Fargo & Company            4.0%           Charter One Financial, Inc.    3.3%
------------------------------------------------------------------------------------------

Officers and Trustees of the SIFE Trust Fund
------------------------------------------------------------------------------------------
Haig G. Mardikian*                       Charles W. Froehlich, Jr.  Diane Howard Belding
Chairman of the Board and Trustee        Secretary and Trustee      Trustee

Walter S. Newman*                        John A. Meany*             Gary A. Isaacson
Vice Chairman of the Board and Trustee   Trustee                    Treasurer

Sam A. Marchese                          Neil L. Diver*
President and Trustee                    Trustee                    *Independent Trustees


Officers and Directors of SIFE Inc. (the "Management Company")
------------------------------------------------------------------------------------------

Sam A. Marchese                           Gary A. Isaacson           Diane Howard Belding
Chairman of the Board and Director        Chief Financial Officer    Director

John P. King                              Charles W. Froehlich, Jr.  Joseph P. Colmery
President and Chief Executive Officer     Secretary and Director     Director

Michael J. Stead                          Sharon E. Tudisco
Chief Investment Officer                  Director

Custodian                                 Additional SIFE Trust Fund Services
----------------------------------------  --------------------------------------------------

State Street Bank and Trust Company       SIFE Trust  Fund  provides  continuing  individual
225 Franklin Street                       services to the investor, including assistance for
Boston, MA 02110                          changes of  beneficiary,  assignments,  collateral
                                          bank  loans,   redemptions  and  the  purchase  of
                                          additional     fund    shares.     SIFE    service
Transfer Agent                            representatives  are  prepared  to  assist  you in
----------------------------------------  establishing retirement accounts, including IRA's,
                                          IRA-SEP's,  SIMPLE  IRA's,  Roth IRA's,  Education
Boston Financial Data Services            IRA's and Section 403(b)(7) accounts.
P.O. Box 8244
Boston, MA 02266                          Inquiries  concerning  any of  SIFE  Trust  Fund's
                                          services may be directed to your representative or
                                          the home office. For the convenience of investors,
Legal Counsel                             you may call toll  free  (800)  231-0356  or (925)
----------------------------------------  988-2400  if you  have a need for  information  or service or access our website at www.sife.com.
Paul, Hastings, Janofsky & Walker LLP
345 California Street, 29th Floor         This report and the financial statements contained
San Francisco, CA 94104                   herein are provided for the general information of
                                          the  shareholders  of SIFE Trust Fund. This report
                                          is not authorized for  distribution to prospective
Independent Auditors                      investors  in SIFE Trust Fund  unless  preceded or
----------------------------------------  accompanied by an effective prospectus.

Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA 94105

--------------------------------------------------------------------------------

---------

SIFE LOGO

---------

100 North Wiget Lane, P.O. Box 9007
Walnut Creek, CA 94598-0907


--------------------------------------------------------------------------------







                                      ----
                                      SIFE
                                      ----

                      100 North Wiget Lane, P.O. Box 9007
                          Walnut Creek, CA 94598-0907
                     Phone (800)231-0356/fax (925)943-1783
                             Website: www.sife.com
                              Ticker Symbol: SIFEX


                              @2001 SIFE Trust Fund